UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q-A

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-9479

Name of Fund: BlackRock S&P 500 Protected Equity Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock S&P 500 Protected Equity Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/2008

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments

BlackRock S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2006

                                                Shares
Industry                                          Held  Common Stocks                                                    Value
---------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.1%                       4,102  Boeing Co.                                                   $    364,422
                                                 1,970  General Dynamics Corp.                                            146,469
                                                   523  Goodrich Corp.                                                     23,823
                                                 4,013  Honeywell International, Inc.                                     181,548
                                                   687  L-3 Communications Holdings, Inc.                                  56,183
                                                 1,689  Lockheed Martin Corp.                                             155,506
                                                 1,644  Northrop Grumman Corp.                                            111,299
                                                 2,354  Raytheon Co.                                                      124,291
                                                   933  Rockwell Collins, Inc.                                             59,050
                                                 5,098  United Technologies Corp.                                         318,727
                                                                                                                     ------------
                                                                                                                        1,541,318
---------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.8%                   1,458  FedEx Corp.                                                       158,368
                                                 5,600  United Parcel Service, Inc. Class B                               419,888
                                                                                                                     ------------
                                                                                                                          578,256
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                  3,851  Southwest Airlines Co.                                             58,997
---------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                           1,097  The Goodyear Tire & Rubber Co. (a)                                 23,026
                                                   930  Johnson Controls, Inc.                                             79,906
                                                                                                                     ------------
                                                                                                                          102,932
---------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%                               9,570  Ford Motor Co.                                                     71,871
                                                 3,019  General Motors Corp.                                               92,744
                                                 1,296  Harley-Davidson, Inc.                                              91,329
                                                                                                                     ------------
                                                                                                                          255,944
---------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.8%                                 3,756  Anheuser-Busch Cos., Inc.                                         184,795
                                                   454  Brown-Forman Corp. Class B                                         30,073
                                                10,348  The Coca-Cola Co.                                                 499,291
                                                 1,382  Coca-Cola Enterprises, Inc.                                        28,220
                                                 1,200  Constellation Brands, Inc. Class A (a)                             34,824
                                                   348  Molson Coors Brewing Co. Class B                                   26,601
                                                   900  Pepsi Bottling Group, Inc.                                         27,819
                                                 8,403  PepsiCo, Inc.                                                     525,608
                                                                                                                     ------------
                                                                                                                        1,357,231
---------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.2%                             5,955  Amgen, Inc. (a)                                                   406,786
                                                 1,685  Biogen Idec, Inc. (a)                                              82,885
                                                 2,300  Celgene Corp. (a)                                                 132,319
                                                 1,300  Genzyme Corp. (a)                                                  80,054
                                                 2,200  Gilead Sciences, Inc. (a)                                         142,846
                                                 1,080  Medimmune, Inc. (a)                                                34,960
                                                                                                                     ------------
                                                                                                                          879,850
---------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%                         1,000  American Standard Cos., Inc.                                       45,850
                                                 2,222  Masco Corp.                                                        66,371
                                                                                                                     ------------
                                                                                                                          112,221
---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.3%                           1,264  Ameriprise Financial, Inc.                                         68,888
                                                 3,690  The Bank of New York Co., Inc.                                    145,275
                                                   610  The Bear Stearns Cos., Inc.                                        99,296
                                                 5,572  The Charles Schwab Corp.                                          107,762
                                                 2,100  E*Trade Financial Corp. (a)                                        47,082
                                                   600  Federated Investors, Inc. Class B                                  20,268

BlackRock S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2006

                                                Shares
Industry                                          Held  Common Stocks                                                    Value
---------------------------------------------------------------------------------------------------------------------------------
                                                   809  Franklin Resources, Inc.                                     $     89,128
                                                 2,200  Goldman Sachs Group, Inc.                                         438,570
                                                 1,288  Janus Capital Group, Inc.                                          27,808
                                                   700  Legg Mason, Inc.                                                   66,535
                                                 2,660  Lehman Brothers Holdings, Inc.                                    207,799
                                                 1,904  Mellon Financial Corp.                                             80,254
                                                 4,500  Merrill Lynch & Co., Inc. (c)                                     418,950
                                                 5,437  Morgan Stanley                                                    442,735
                                                   800  Northern Trust Corp.                                               48,552
                                                 1,622  State Street Corp.                                                109,388
                                                 1,490  T. Rowe Price Group, Inc.                                          65,217
                                                                                                                     ------------
                                                                                                                        2,483,507
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.3%                                 1,067  Air Products & Chemicals, Inc.                                     74,989
                                                   262  Ashland, Inc.                                                      18,125
                                                 4,767  The Dow Chemical Co.                                              190,394
                                                 4,553  E.I. du Pont de Nemours & Co.                                     221,777
                                                   300  Eastman Chemical Co.                                               17,793
                                                 1,060  Ecolab, Inc.                                                       47,912
                                                   841  Hercules, Inc. (a)                                                 16,240
                                                   531  International Flavors & Fragrances, Inc.                           26,104
                                                 2,668  Monsanto Co.                                                      140,150
                                                   829  PPG Industries, Inc.                                               53,230
                                                 1,736  Praxair, Inc.                                                     102,997
                                                   613  Rohm & Haas Co.                                                    31,337
                                                   400  Sigma-Aldrich Corp.                                                31,088
                                                                                                                     ------------
                                                                                                                          972,136
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.6%                          2,844  BB&T Corp.                                                        124,937
                                                   741  Comerica, Inc.                                                     43,482
                                                 1,100  Commerce Bancorp, Inc.                                             38,797
                                                   767  Compass Bancshares, Inc.                                           45,752
                                                 2,690  Fifth Third Bancorp                                               110,102
                                                   500  First Horizon National Corp.                                       20,890
                                                 1,440  Huntington Bancshares, Inc.                                        34,200
                                                 2,109  KeyCorp                                                            80,205
                                                   400  M&T Bank Corp.                                                     48,864
                                                 1,200  Marshall & Ilsley Corp.                                            57,732
                                                 2,923  National City Corp.                                               106,865
                                                 1,361  PNC Financial Services Group, Inc. (c)                            100,768
                                                 4,064  Regions Financial Corp.                                           151,994
                                                 1,727  SunTrust Banks, Inc.                                              145,845
                                                 1,909  Synovus Financial Corp.                                            58,854
                                                 9,143  U.S. Bancorp                                                      330,885
                                                 9,726  Wachovia Corp.                                                    553,896
                                                17,032  Wells Fargo & Co.                                                 605,658
                                                   570  Zions Bancorp.                                                     46,991
                                                                                                                     ------------
                                                                                                                        2,706,717
---------------------------------------------------------------------------------------------------------------------------------

BlackRock S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2006

                                                Shares
Industry                                          Held  Common Stocks                                                    Value
---------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.5%            1,494  Allied Waste Industries, Inc. (a)                            $     18,361
                                                   591  Avery Dennison Corp.                                               40,147
                                                   660  Cintas Corp.                                                       26,209
                                                   740  Equifax, Inc.                                                      30,044
                                                   760  Monster Worldwide, Inc. (a)                                        35,446
                                                 1,232  Pitney Bowes, Inc.                                                 56,906
                                                 1,284  RR Donnelley & Sons Co.                                            45,633
                                                   960  Robert Half International, Inc.                                    35,635
                                                 2,535  Waste Management, Inc.                                             93,212
                                                                                                                     ------------
                                                                                                                          381,593
---------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.3%                    454  ADC Telecommunications, Inc. (a)                                    6,597
                                                 2,314  Avaya, Inc. (a)                                                    32,350
                                                   287  Ciena Corp. (a)                                                     7,953
                                                30,994  Cisco Systems, Inc. (a)                                           847,066
                                                   866  Comverse Technology, Inc. (a)                                      18,281
                                                 7,773  Corning, Inc. (a)                                                 145,433
                                                   858  JDS Uniphase Corp. (a)                                             14,294
                                                 3,100  Juniper Networks, Inc. (a)                                         58,714
                                                12,465  Motorola, Inc.                                                    256,280
                                                 8,404  QUALCOMM, Inc.                                                    317,587
                                                 1,958  Tellabs, Inc. (a)                                                  20,089
                                                                                                                     ------------
                                                                                                                        1,724,644
---------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.3%                   4,296  Apple Computer, Inc. (a)                                          364,473
                                                11,349  Dell, Inc. (a)                                                    284,746
                                                11,674  EMC Corp. (a)                                                     154,097
                                                14,025  Hewlett-Packard Co.                                               577,690
                                                 7,841  International Business Machines Corp.                             761,753
                                                   565  Lexmark International, Inc. Class A (a)                            41,358
                                                 1,040  NCR Corp. (a)                                                      44,470
                                                 1,791  Network Appliance, Inc. (a)                                        70,350
                                                   620  QLogic Corp. (a)                                                   13,590
                                                 1,100  Sandisk Corp. (a)                                                  47,333
                                                16,984  Sun Microsystems, Inc. (a)                                         92,053
                                                                                                                     ------------
                                                                                                                        2,451,913
---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%                  345  Fluor Corp.                                                        28,169
---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                      603  Vulcan Materials Co.                                               54,192
---------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.8%                          6,222  American Express Co.                                              377,489
                                                 2,087  Capital One Financial Corp.                                       160,323
                                                 2,175  SLM Corp.                                                         106,075
                                                                                                                     ------------
                                                                                                                          643,887
---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%                      700  Ball Corp.                                                         30,520
                                                   708  Bemis Co.                                                          24,058
                                                   491  Pactiv Corp. (a)                                                   17,524
                                                   525  Sealed Air Corp.                                                   34,083
                                                   674  Temple-Inland, Inc.                                                31,024
                                                                                                                     ------------
                                                                                                                          137,209
---------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                              1,007  Genuine Parts Co.                                                  47,762
---------------------------------------------------------------------------------------------------------------------------------

BlackRock S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2006

                                                Shares
Industry                                          Held  Common Stocks                                                    Value
---------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%               700  Apollo Group, Inc. Class A (a)                               $     27,279
                                                 1,392  H&R Block, Inc.                                                    32,072
                                                                                                                     ------------
                                                                                                                           59,351
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 5.0%           23,020  Bank of America Corp.                                           1,229,038
                                                 1,000  CIT Group, Inc.                                                    55,770
                                                   200  Chicago Mercantile Exchange Holdings, Inc.                        101,950
                                                25,081  Citigroup, Inc.                                                 1,397,012
                                                17,617  JPMorgan Chase & Co.                                              850,901
                                                 1,234  Moody's Corp.                                                      85,220
                                                                                                                     ------------
                                                                                                                        3,719,891
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                   19,851  AT&T Inc.                                                         709,673
Services - 2.5%                                  9,251  BellSouth Corp.                                                   435,815
                                                   511  CenturyTel, Inc.                                                   22,310
                                                 1,880  Citizens Communications Co.                                        27,016
                                                   738  Embarq Corp.                                                       38,789
                                                 8,493  Qwest Communications International Inc. (a)                        71,086
                                                14,731  Verizon Communications, Inc.                                      548,582
                                                 2,169  Windstream Corp.                                                   30,843
                                                                                                                     ------------
                                                                                                                        1,884,114
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.3%                          930  Allegheny Energy, Inc. (a)                                         42,696
                                                 1,788  American Electric Power Co., Inc.                                  76,133
                                                 1,575  Edison International                                               71,631
                                                   958  Entergy Corp.                                                      88,443
                                                 3,472  Exelon Corp.                                                      214,882
                                                 1,916  FPL Group, Inc.                                                   104,269
                                                 1,554  FirstEnergy Corp.                                                  93,706
                                                 2,102  PPL Corp.                                                          75,336
                                                   651  Pinnacle West Capital Corp.                                        32,999
                                                 1,422  Progress Energy, Inc.                                              69,792
                                                 3,578  The Southern Co.                                                  131,885
                                                                                                                     ------------
                                                                                                                        1,001,772
---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                      1,000  American Power Conversion Corp.                                    30,590
                                                   475  Cooper Industries Ltd. Class A                                     42,954
                                                 4,076  Emerson Electric Co.                                              179,629
                                                   933  Rockwell Automation, Inc.                                          56,988
                                                                                                                     ------------
                                                                                                                          310,161
---------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                           2,122  Agilent Technologies, Inc. (a)                                     73,952
Instruments - 0.2%                               1,060  Jabil Circuit, Inc.                                                26,023
                                                   801  Molex, Inc.                                                        25,336
                                                 2,037  Sanmina-SCI Corp. (a)                                               7,028
                                                 5,578  Solectron Corp. (a)                                                17,961
                                                   987  Symbol Technologies, Inc.                                          14,746
                                                   558  Tektronix, Inc.                                                    16,277
                                                                                                                     ------------
                                                                                                                          181,323
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.5%               1,400  BJ Services Co.                                                    41,048
                                                 1,569  Baker Hughes, Inc.                                                117,142
                                                 5,088  Halliburton Co.                                                   157,982

BlackRock S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2006

                                                Shares
Industry                                          Held  Common Stocks                                                    Value
---------------------------------------------------------------------------------------------------------------------------------
                                                 1,460  Nabors Industries Ltd. (a)                                   $     43,479
                                                   980  National Oilwell Varco, Inc. (a)                                   59,956
                                                   600  Noble Corp.                                                        45,690
                                                   415  Rowan Cos., Inc.                                                   13,778
                                                 6,132  Schlumberger Ltd.                                                 387,297
                                                 1,200  Smith International, Inc.                                          49,284
                                                 1,701  Transocean, Inc. (a)                                              137,594
                                                 1,600  Weatherford International Ltd. (a)                                 66,864
                                                                                                                     ------------
                                                                                                                        1,120,114
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.9%                  4,206  CVS Corp.                                                         130,007
                                                 2,264  Costco Wholesale Corp.                                            119,698
                                                 3,445  The Kroger Co.                                                     79,476
                                                 1,194  SUPERVALU Inc.                                                     42,685
                                                 3,003  SYSCO Corp.                                                       110,390
                                                 2,124  Safeway, Inc.                                                      73,405
                                                12,608  Wal-Mart Stores, Inc.                                             582,237
                                                 5,104  Walgreen Co.                                                      234,223
                                                   700  Whole Foods Market, Inc.                                           32,851
                                                                                                                     ------------
                                                                                                                        1,404,972
---------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.9%                             3,207  Archer-Daniels-Midland Co.                                        102,496
                                                   987  Campbell Soup Co.                                                  38,384
                                                 2,285  ConAgra Foods, Inc.                                                61,695
                                                   700  Dean Foods Co. (a)                                                 29,596
                                                 1,674  General Mills, Inc.                                                96,422
                                                 1,858  HJ Heinz Co.                                                       83,629
                                                 1,016  The Hershey Co.                                                    50,597
                                                 1,163  Kellogg Co.                                                        58,220
                                                   500  McCormick & Co., Inc.                                              19,280
                                                 3,474  Sara Lee Corp.                                                     59,162
                                                 1,500  Tyson Foods, Inc. Class A                                          24,675
                                                 1,220  Wm. Wrigley Jr. Co.                                                63,098
                                                                                                                     ------------
                                                                                                                          687,254
---------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                                86  Nicor, Inc.                                                         4,025
                                                    17  Peoples Energy Corp.                                                  758
                                                   500  Questar Corp.                                                      41,525
                                                                                                                     ------------
                                                                                                                           46,308
---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.3%            217  Bausch & Lomb, Inc.                                                11,297
                                                 3,284  Baxter International, Inc.                                        152,345
                                                 1,361  Becton Dickinson & Co.                                             95,474
                                                 1,131  Biomet, Inc.                                                       46,676
                                                 5,723  Boston Scientific Corp. (a)                                        98,321
                                                   458  CR Bard, Inc.                                                      38,000
                                                   869  Hospira, Inc. (a)                                                  29,181
                                                 5,948  Medtronic, Inc.                                                   318,277
                                                 1,696  St. Jude Medical, Inc. (a)                                         62,006
                                                 1,380  Stryker Corp.                                                      76,052
                                                 1,177  Zimmer Holdings, Inc. (a)                                          92,253
                                                                                                                     ------------
                                                                                                                        1,019,882
---------------------------------------------------------------------------------------------------------------------------------

BlackRock S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2006

                                                Shares
Industry                                          Held  Common Stocks                                                    Value
---------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.1%          2,780  Aetna, Inc.                                                  $    120,040
                                                   880  AmerisourceBergen Corp.                                            39,565
                                                 2,113  Cardinal Health, Inc.                                             136,141
                                                 2,296  Caremark Rx, Inc.                                                 131,125
                                                   596  Cigna Corp.                                                        78,416
                                                   750  Coventry Health Care, Inc. (a)                                     37,537
                                                   700  Express Scripts, Inc. (a)                                          50,120
                                                 1,400  Health Management Associates, Inc. Class A                         29,554
                                                   758  Humana, Inc. (a)                                                   41,925
                                                   500  Laboratory Corp. of America Holdings (a)                           36,735
                                                   267  Manor Care, Inc.                                                   12,528
                                                 1,474  McKesson Corp.                                                     74,732
                                                 1,586  Medco Health Solutions, Inc. (a)                                   84,756
                                                   600  Patterson Cos., Inc. (a)                                           21,306
                                                   900  Quest Diagnostics, Inc.                                            47,700
                                                 2,705  Tenet Healthcare Corp. (a)                                         18,854
                                                 6,880  UnitedHealth Group, Inc.                                          369,662
                                                 3,204  WellPoint, Inc. (a)                                               252,123
                                                                                                                     ------------
                                                                                                                        1,582,819
---------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.0%                    1,219  IMS Health, Inc.                                                   33,498
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.4%             2,114  Carnival Corp.                                                    103,692
                                                   640  Darden Restaurants, Inc.                                           25,709
                                                   905  Harrah's Entertainment, Inc.                                       74,862
                                                 1,929  Hilton Hotels Corp.                                                67,322
                                                 1,800  International Game Technology                                      83,160
                                                 1,598  Marriott International, Inc. Class A                               76,257
                                                 6,066  McDonald's Corp.                                                  268,906
                                                 3,708  Starbucks Corp. (a)                                               131,337
                                                 1,015  Starwood Hotels & Resorts Worldwide, Inc.                          63,437
                                                   534  Wendy's International, Inc.                                        17,670
                                                 1,104  Wyndham Worldwide Corp. (a)                                        35,350
                                                 1,536  Yum! Brands, Inc.                                                  90,317
                                                                                                                     ------------
                                                                                                                        1,038,019
---------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%                          360  Black & Decker Corp.                                               28,789
                                                   544  Centex Corp.                                                       30,611
                                                 1,500  DR Horton, Inc.                                                    39,735
                                                   817  Fortune Brands, Inc.                                               69,764
                                                   400  Harman International Industries, Inc.                              39,964
                                                   294  KB Home                                                            15,076
                                                 1,028  Leggett & Platt, Inc.                                              24,569
                                                   740  Lennar Corp. Class A                                               38,820
                                                 1,590  Newell Rubbermaid, Inc.                                            46,030
                                                 1,136  Pulte Homes, Inc.                                                  37,624
                                                   372  Snap-On, Inc.                                                      17,722
                                                   496  The Stanley Works                                                  24,944
                                                   440  Whirlpool Corp.                                                    36,529
                                                                                                                     ------------
                                                                                                                          450,177
---------------------------------------------------------------------------------------------------------------------------------

BlackRock S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2006

                                                Shares
Industry                                          Held  Common Stocks                                                    Value
---------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.9%                          706  Clorox Co.                                                   $     45,290
                                                 2,549  Colgate-Palmolive Co.                                             166,297
                                                 2,214  Kimberly-Clark Corp.                                              150,441
                                                16,170  The Procter & Gamble Co.                                        1,039,246
                                                                                                                     ------------
                                                                                                                        1,401,274
---------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.0%                                 700  Affiliated Computer Services, Inc. Class A (a)                     34,188
                                                 2,640  Automatic Data Processing, Inc.                                   130,020
                                                   800  Cognizant Technology Solutions Corp. (a)                           61,728
                                                   934  Computer Sciences Corp. (a)                                        49,848
                                                   885  Convergys Corp. (a)                                                21,045
                                                 2,733  Electronic Data Systems Corp.                                      75,294
                                                   900  Fidelity National Information Services, Inc.                       36,081
                                                 3,707  First Data Corp.                                                   94,603
                                                   832  Fiserv, Inc. (a)                                                   43,613
                                                 1,525  Paychex, Inc.                                                      60,298
                                                   467  Sabre Holdings Corp. Class A                                       14,893
                                                 2,115  Unisys Corp. (a)                                                   16,582
                                                 3,707  The Western Union Co.                                              83,111
                                                                                                                     ------------
                                                                                                                          721,304
---------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy             3,438  The AES Corp. (a)                                                  75,773
Traders - 0.4%                                   1,007  Constellation Energy Group, Inc.                                   69,352
                                                 2,141  Dynegy, Inc. Class A (a)                                           15,501
                                                 2,308  TXU Corp.                                                         125,117
                                                                                                                     ------------
                                                                                                                          285,743
---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.5%                  3,830  3M Co.                                                            298,472
                                                52,432  General Electric Co.                                            1,950,995
                                                   543  Textron, Inc.                                                      50,917
                                                10,126  Tyco International Ltd.                                           307,830
                                                                                                                     ------------
                                                                                                                        2,608,214
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.2%                                 1,800  ACE Ltd.                                                          109,026
                                                   440  AMBAC Financial Group, Inc.                                        39,191
                                                 1,694  AON Corp.                                                          59,866
                                                 2,673  Aflac, Inc.                                                       122,958
                                                 3,145  The Allstate Corp. (b)                                            204,771
                                                13,167  American International Group, Inc.                                943,547
                                                 1,912  Chubb Corp. (b)                                                   101,164
                                                   998  Cincinnati Financial Corp.                                         45,219
                                                 2,100  Genworth Financial, Inc. Class A                                   71,841
                                                 1,422  Hartford Financial Services Group, Inc.                           132,687
                                                 1,595  Lincoln National Corp.                                            105,908
                                                 2,394  Loews Corp.                                                        99,279
                                                   591  MBIA, Inc.                                                         43,178
                                                 2,652  Marsh & McLennan Cos., Inc.                                        81,310
                                                 3,702  MetLife, Inc.                                                     218,455
                                                 1,500  Principal Financial Group, Inc.                                    88,050
                                                 4,200  The Progressive Corp.                                             101,724

BlackRock S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2006

                                                Shares
Industry                                          Held  Common Stocks                                                    Value
---------------------------------------------------------------------------------------------------------------------------------
                                                 2,400  Prudential Financial, Inc.                                   $    206,064
                                                   665  Safeco Corp.                                                       41,596
                                                 3,325  The St. Paul Travelers Cos., Inc.                                 178,519
                                                   477  Torchmark Corp.                                                    30,414
                                                 1,796  UnumProvident Corp.                                                37,321
                                                   805  XL Capital Ltd. Class A                                            57,976
                                                                                                                     ------------
                                                                                                                        3,120,064
---------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%                 1,700  Amazon.com, Inc. (a)                                               67,082
                                                 1,300  IAC/InterActiveCorp (a)                                            48,308
                                                                                                                     ------------
                                                                                                                          115,390
---------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.2%              5,900  eBay, Inc. (a)                                                    177,413
                                                 1,080  Google, Inc. Class A (a)                                          497,318
                                                 1,400  VeriSign, Inc. (a)                                                 33,670
                                                 6,156  Yahoo!, Inc. (a)                                                  157,224
                                                                                                                     ------------
                                                                                                                          865,625
---------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%                323  Brunswick Corp.                                                    10,304
                                                 1,284  Eastman Kodak Co.                                                  33,127
                                                 1,073  Hasbro, Inc.                                                       29,239
                                                 2,129  Mattel, Inc.                                                       48,243
                                                                                                                     ------------
                                                                                                                          120,913
---------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.3%            1,096  Applera Corp. - Applied Biosystems Group                           40,212
                                                   236  Millipore Corp. (a)                                                15,718
                                                   822  PerkinElmer, Inc.                                                  18,273
                                                 2,377  Thermo Electron Corp. (a)                                         107,654
                                                   600  Waters Corp. (a)                                                   29,382
                                                                                                                     ------------
                                                                                                                          211,239
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.3%                                 3,290  Caterpillar, Inc.                                                 201,776
                                                   264  Cummins, Inc.                                                      31,199
                                                 1,246  Danaher Corp.                                                      90,260
                                                 1,179  Deere & Co.                                                       112,087
                                                 1,177  Dover Corp.                                                        57,697
                                                   894  Eaton Corp.                                                        67,175
                                                   848  ITT Corp.                                                          48,183
                                                 1,952  Illinois Tool Works, Inc.                                          90,163
                                                 1,508  Ingersoll-Rand Co. Class A                                         59,008
                                                 1,396  PACCAR, Inc.                                                       90,600
                                                   855  Pall Corp.                                                         29,540
                                                   668  Parker Hannifin Corp.                                              51,356
                                                   500  Terex Corp. (a)                                                    32,290
                                                                                                                     ------------
                                                                                                                          961,334
---------------------------------------------------------------------------------------------------------------------------------
Media - 3.3%                                     3,841  CBS Corp. Class B                                                 119,762
                                                 2,721  Clear Channel Communications, Inc.                                 96,704
                                                10,827  Comcast Corp. Class A (a)                                         458,307
                                                 4,500  The DIRECTV Group, Inc. (a)                                       112,230
                                                   151  Dow Jones & Co., Inc.                                               5,738
                                                   300  EW Scripps Co. Class A                                             14,982
                                                 1,087  Gannett Co., Inc.                                                  65,720

BlackRock S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2006

                                                Shares
Industry                                          Held  Common Stocks                                                    Value
---------------------------------------------------------------------------------------------------------------------------------
                                                 1,953  Interpublic Group of Cos., Inc. (a)                          $     23,905
                                                 1,860  The McGraw-Hill Cos., Inc.                                        126,517
                                                    94  Meredith Corp.                                                      5,297
                                                   505  New York Times Co. Class A                                         12,302
                                                12,200  News Corp. Class A                                                262,056
                                                   877  Omnicom Group                                                      91,682
                                                20,620  Time Warner, Inc.                                                 449,104
                                                 1,169  Tribune Co.                                                        35,982
                                                 1,405  Univision Communications, Inc. Class A (a)                         49,765
                                                 3,541  Viacom, Inc. Class B (a)                                          145,287
                                                10,861  Walt Disney Co.                                                   372,206
                                                                                                                     ------------
                                                                                                                        2,447,546
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%                           4,599  Alcoa, Inc.                                                       138,016
                                                   416  Allegheny Technologies, Inc.                                       37,723
                                                   968  Freeport-McMoRan Copper & Gold, Inc. Class B                       53,947
                                                 2,196  Newmont Mining Corp.                                               99,149
                                                 1,448  Nucor Corp.                                                        79,148
                                                 1,098  Phelps Dodge Corp.                                                131,453
                                                   535  United States Steel Corp.                                          39,130
                                                                                                                     ------------
                                                                                                                          578,566
---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.3%                             958  Ameren Corp.                                                       51,473
                                                 1,372  CMS Energy Corp. (a)                                               22,912
                                                 1,964  Centerpoint Energy, Inc.                                           32,563
                                                 1,065  Consolidated Edison, Inc.                                          51,195
                                                 1,028  DTE Energy Co.                                                     49,765
                                                 1,754  Dominion Resources, Inc.                                          147,055
                                                 6,542  Duke Energy Corp.                                                 217,260
                                                 1,000  KeySpan Corp.                                                      41,180
                                                 1,688  NiSource, Inc.                                                     40,681
                                                 1,637  PG&E Corp.                                                         77,479
                                                 1,378  Public Service Enterprise Group, Inc.                              91,472
                                                 1,481  Sempra Energy                                                      82,995
                                                 1,345  TECO Energy, Inc.                                                  23,174
                                                 2,361  Xcel Energy, Inc.                                                  54,445
                                                                                                                     ------------
                                                                                                                          983,649
---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.0%                            735  Big Lots, Inc. (a)                                                 16,846
                                                   171  Dillard's, Inc. Class A                                             5,980
                                                 1,338  Dollar General Corp.                                               21,488
                                                   685  Family Dollar Stores, Inc.                                         20,091
                                                 2,600  Federated Department Stores                                        99,138
                                                 1,166  JC Penney Co., Inc.                                                90,202
                                                 1,694  Kohl's Corp. (a)                                                  115,920
                                                 1,022  Nordstrom, Inc.                                                    50,425
                                                   426  Sears Holdings Corp. (a)                                           71,538
                                                 4,491  Target Corp.                                                      256,212
                                                                                                                     ------------
                                                                                                                          747,840
---------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                        5,081  Xerox Corp. (a)                                                    86,123
---------------------------------------------------------------------------------------------------------------------------------

BlackRock S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2006

                                                Shares
Industry                                          Held  Common Stocks                                                    Value
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 7.0%               2,340  Anadarko Petroleum Corp.                                     $    101,837
                                                 1,586  Apache Corp.                                                      105,485
                                                 2,100  Chesapeake Energy Corp.                                            61,005
                                                11,226  Chevron Corp.                                                     825,448
                                                 8,426  ConocoPhillips                                                    606,251
                                                 1,000  Consol Energy, Inc.                                                32,130
                                                 2,270  Devon Energy Corp.                                                152,272
                                                 1,100  EOG Resources, Inc.                                                68,695
                                                 3,307  El Paso Corp.                                                      50,531
                                                29,868  Exxon Mobil Corp. (b)                                           2,288,785
                                                 1,171  Hess Corp.                                                         58,046
                                                   528  Kinder Morgan, Inc.                                                55,836
                                                 1,729  Marathon Oil Corp.                                                159,932
                                                   800  Murphy Oil Corp.                                                   40,680
                                                 4,242  Occidental Petroleum Corp.                                        207,137
                                                 1,600  Peabody Energy Corp.                                               64,656
                                                   590  Sunoco, Inc.                                                       36,792
                                                 3,100  Valero Energy Corp.                                               158,596
                                                 3,022  Williams Cos., Inc.                                                78,935
                                                 1,866  XTO Energy, Inc.                                                   87,795
                                                                                                                     ------------
                                                                                                                        5,240,844
---------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                   2,436  International Paper Co.                                            83,068
                                                 1,162  MeadWestvaco Corp.                                                 34,930
                                                 1,136  Weyerhaeuser Co.                                                   80,258
                                                                                                                     ------------
                                                                                                                          198,256
---------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%                         2,278  Avon Products, Inc.                                                75,265
                                                   500  The Estee Lauder Cos., Inc. Class A                                20,410
                                                                                                                     ------------
                                                                                                                           95,675
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.5%                           7,791  Abbott Laboratories                                               379,500
                                                   687  Allergan, Inc.                                                     82,261
                                                   600  Barr Pharmaceuticals, Inc. (a)                                     30,072
                                                 9,777  Bristol-Myers Squibb Co.                                          257,331
                                                 5,137  Eli Lilly & Co.                                                   267,638
                                                 1,640  Forest Laboratories, Inc. (a)                                      82,984
                                                14,884  Johnson & Johnson                                                 982,642
                                                 1,436  King Pharmaceuticals, Inc. (a)                                     22,861
                                                11,070  Merck & Co., Inc.                                                 482,652
                                                 1,200  Mylan Laboratories                                                 23,952
                                                36,938  Pfizer, Inc.                                                      956,694
                                                 7,303  Schering-Plough Corp.                                             172,643
                                                   426  Watson Pharmaceuticals, Inc. (a)                                   11,089
                                                 6,857  Wyeth                                                             349,158
                                                                                                                     ------------
                                                                                                                        4,101,477
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                      400  Apartment Investment & Management Co. Class A                      22,408
(REITs) - 1.0%                                   1,200  Archstone-Smith Trust                                              69,852
                                                   500  Boston Properties, Inc.                                            55,940
                                                 1,900  Equity Office Properties Trust                                     91,523

BlackRock S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2006

                                                Shares
Industry                                          Held  Common Stocks                                                    Value
---------------------------------------------------------------------------------------------------------------------------------
                                                 1,300  Equity Residential                                           $     65,975
                                                 1,200  Kimco Realty Corp.                                                 53,940
                                                 1,100  Plum Creek Timber Co., Inc.                                        43,835
                                                 1,400  ProLogis                                                           85,078
                                                   500  Public Storage, Inc.                                               48,750
                                                 1,100  Simon Property Group, Inc.                                        111,419
                                                   600  Vornado Realty Trust                                               72,900
                                                                                                                     ------------
                                                                                                                          721,620
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                         1,000  CB Richard Ellis Group, Inc. (a)                                   33,200
Development - 0.1%                               1,221  Realogy Corp. (a)                                                  37,021
                                                                                                                     ------------
                                                                                                                           70,221
---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.6%                               1,822  Burlington Northern Santa Fe Corp.                                134,482
                                                 2,090  CSX Corp.                                                          71,959
                                                 2,156  Norfolk Southern Corp.                                            108,425
                                                   193  Ryder System, Inc.                                                  9,855
                                                 1,276  Union Pacific Corp.                                               117,418
                                                                                                                     ------------
                                                                                                                          442,139
---------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                   2,376  Advanced Micro Devices, Inc. (a)                                   48,352
Equipment - 2.1%                                 1,613  Altera Corp. (a)                                                   31,744
                                                 1,887  Analog Devices, Inc.                                               62,026
                                                 6,946  Applied Materials, Inc.                                           128,154
                                                 2,287  Broadcom Corp. Class A (a)                                         73,893
                                                29,521  Intel Corp.                                                       597,800
                                                   906  Kla-Tencor Corp.                                                   45,074
                                                 2,208  LSI Logic Corp. (a)                                                19,872
                                                 1,404  Linear Technology Corp.                                            42,569
                                                 1,504  Maxim Integrated Products, Inc.                                    46,052
                                                 3,514  Micron Technology, Inc. (a)                                        49,055
                                                 1,670  National Semiconductor Corp.                                       37,909
                                                   570  Novellus Systems, Inc. (a)                                         19,619
                                                 1,700  Nvidia Corp. (a)                                                   62,917
                                                   410  PMC-Sierra, Inc. (a)                                                2,751
                                                 1,218  Teradyne, Inc. (a)                                                 18,221
                                                 7,910  Texas Instruments, Inc.                                           227,808
                                                 1,560  Xilinx, Inc.                                                       37,144
                                                                                                                     ------------
                                                                                                                        1,550,960
---------------------------------------------------------------------------------------------------------------------------------
Software - 2.9%                                  3,022  Adobe Systems, Inc. (a)                                           124,265
                                                 1,044  Autodesk, Inc. (a)                                                 42,240
                                                 1,185  BMC Software, Inc. (a)                                             38,157
                                                 2,434  CA, Inc.                                                           55,130
                                                   829  Citrix Systems, Inc. (a)                                           22,424
                                                 2,218  Compuware Corp. (a)                                                18,476
                                                 1,500  Electronic Arts, Inc. (a)                                          75,540
                                                 1,680  Intuit, Inc. (a)                                                   51,257

BlackRock S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2006

                                                Shares
Industry                                          Held  Common Stocks                                                    Value
---------------------------------------------------------------------------------------------------------------------------------
                                                44,026  Microsoft Corp. (b)                                          $  1,314,616
                                                 1,320  Novell, Inc. (a)                                                    8,184
                                                20,458  Oracle Corp. (a)                                                  350,650
                                                 5,133  Symantec Corp. (a)                                                107,023
                                                                                                                     ------------
                                                                                                                        2,207,962
---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.7%                          1,047  AutoNation, Inc. (a)                                               22,322
                                                   265  AutoZone, Inc. (a)                                                 30,623
                                                 1,330  Bed Bath & Beyond, Inc. (a)                                        50,673
                                                 1,979  Best Buy Co., Inc.                                                 97,347
                                                   623  Circuit City Stores, Inc.                                          11,825
                                                 3,018  The Gap, Inc.                                                      58,851
                                                10,465  Home Depot, Inc.                                                  420,274
                                                 1,898  Limited Brands                                                     54,928
                                                 7,640  Lowe's Cos., Inc.                                                 237,986
                                                 1,483  Office Depot, Inc. (a)                                             56,606
                                                   313  OfficeMax, Inc.                                                    15,540
                                                   782  RadioShack Corp.                                                   13,122
                                                   648  The Sherwin-Williams Co.                                           41,200
                                                 3,451  Staples, Inc.                                                      92,142
                                                 2,130  TJX Cos., Inc.                                                     60,748
                                                   664  Tiffany & Co.                                                      26,055
                                                                                                                     ------------
                                                                                                                        1,290,242
---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.4%          2,000  Coach, Inc. (a)                                                    85,920
                                                   600  Jones Apparel Group, Inc.                                          20,058
                                                   686  Liz Claiborne, Inc.                                                29,814
                                                   924  Nike, Inc. Class B                                                 91,504
                                                   565  VF Corp.                                                           46,375
                                                                                                                     ------------
                                                                                                                          273,671
---------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.3%                3,098  Countrywide Financial Corp.                                       131,510
                                                 4,817  Fannie Mae                                                        286,082
                                                 3,444  Freddie Mac                                                       233,848
                                                   422  MGIC Investment Corp.                                              26,392
                                                 2,105  Sovereign Bancorp, Inc.                                            53,446
                                                 5,071  Washington Mutual, Inc.                                           230,680
                                                                                                                     ------------
                                                                                                                          961,958
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.4%                                  10,616  Altria Group, Inc.                                                911,065
                                                   800  Reynolds American, Inc.                                            52,376
                                                   705  UST, Inc.                                                          41,031
                                                                                                                     ------------
                                                                                                                        1,004,472
---------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.0%            349  WW Grainger, Inc.                                                  24,409
---------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                       1,908  Alltel Corp.                                                      115,396
Services - 0.5%                                 14,974  Sprint Nextel Corp.                                               282,859
                                                                                                                     ------------
                                                                                                                          398,255
---------------------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks                                            64,895,118
                                                        (Cost - $52,981,645) - 87.0%
---------------------------------------------------------------------------------------------------------------------------------

BlackRock S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2006

                                            Beneficial
                                              Interest  Short-Term Securities                                               Value
---------------------------------------------------------------------------------------------------------------------------------
                                           $ 1,368,129  BlackRock Liquidity Series, LLC                              $  1,368,129
                                                        Cash Sweep Series, 5.26% (c)(e)
                                               370,000  BlackRock Liquidity Series, LLC                                   370,000
                                                        Money Market Series, 5.29% (c)(d)(e)
---------------------------------------------------------------------------------------------------------------------------------
                                                        Total Short-Term Securities                                     1,738,129
                                                        (Cost - $1,738,129) - 2.3%
---------------------------------------------------------------------------------------------------------------------------------

                                             Number of
                                             Contracts  Put Options Purchased
---------------------------------------------------------------------------------------------------------------------------------
                                                54,651  S&P European, expiring October 2007 at US$1,639                 8,425,695
---------------------------------------------------------------------------------------------------------------------------------
                                                        Total Put Options Purchased                                     8,425,695
                                                        (Premiums Paid - $10,465,189) - 11.3%
---------------------------------------------------------------------------------------------------------------------------------
                                                        Total Investments (Cost - $65,184,963*) - 100.6%               75,058,942

                                                        Liabilities in Excess of Other Assets - (0.6%)                   (441,612)
                                                                                                                     ------------
                                                        Net Assets - 100.0%                                          $ 74,617,330
                                                                                                                     ============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 66,212,498
                                                                   ============
      Gross unrealized appreciation                                $ 18,942,768
      Gross unrealized appreciation                                 (10,096,324)
                                                                   ------------
      Net unrealized appreciation                                  $  8,846,444
                                                                   ============

(a)   Non-income producing security.
(b) All or a portion of security held as collateral in connection with open financial futures contracts.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Interest/
                                                                   Purchase            Sale           Realized        Dividend
      Affiliate                                                       Cost             Cost              Gain          Income
      ------------------------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series                  --         $ (307,170) *          --        $  20,263
      BlackRock Liquidity Series, LLC Money Market Series         $ 370,000**               --             --        $      67
      Merrill Lynch & Co., Inc.                                          --                 --             --        $   1,125
      PNC Financial Services Group, Inc.                                 --                 --             --        $     749
      ------------------------------------------------------------------------------------------------------------------------

*     Represents net sale cost.
**    Represents net purchase cost.
(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Represents the current yield as of December 31, 2006.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of December 31, 2006 were as follows:

      ---------------------------------------------------------------------------------------------
      Number of                                                          Face           Unrealized
      Contracts             Issue              Expiration Date           Value         Appreciation
      ---------------------------------------------------------------------------------------------
         4             S&P 500 Index              March 2007          $ 1,423,839        $ 4,561
      ---------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock S&P 500 Protected Equity Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock S&P 500 Protected Equity Fund, Inc.

Date: April 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock S&P 500 Protected Equity Fund, Inc.

Date: April 3, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock S&P 500 Protected Equity Fund, Inc.

Date: April 3, 2007